Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	The Group had the following related party transaction during the year:-
	Year ended	Year ended
	December 31,	December 31,
	2017	2018
Nature	HK$	HK$

Rental income from related company	15,224	16,754